Employee Benefit Obligations	12 Months Ended
Dec. 31, 2017
Disclosure Of Defined Benefit Plans [Abstract]
Employee Benefit Obligations

23.	EMPLOYEE BENEFIT OBLIGATIONS.

23.1General information:

The Group provides various post-employment benefits for all or some of their active or retired employees. These benefits are calculated and recorded in the financial statements according to the criteria described in Note 3.l.1, and include primarily the following:

Defined benefit plans:

•	Complementary pension: The beneficiary is entitled to receive a monthly amount that supplements the pension obtained from the respective social security system.
•

Employee severance indemnities: The beneficiary receives a certain number of contractual salaries upon retirement. Such benefit is subject to a minimum vesting service requirement period, which depending on the Group, varies within a range from 5 to 15 years.

•	Electricity: The beneficiary receives a monthly bonus to cover a portion of their billed residential electricity consumption.
•	Health benefit: The beneficiary receives health coverage in addition to that to which they are entitled to under applicable social security system.

23.2 Details, changes and presentation in financial statements:

a)	The post-employment obligations associated with the defined benefits plan as of December 31, 2017, 2016 and 2015, are as follows:

General ledger accounts:

	12-31-2017	12-31-2016	12-31-2015
	ThCh$	ThCh$	ThCh$
Post-employment obligations	57,081,924	59,934,127	55,023,456
Total	57,081,924	59,934,127	55,023,456
Total post-employment obligations, net	57,081,924	59,934,127	55,023,456

b)	The following amounts were recognized in the consolidated statement of comprehensive income for the years ended December 31, 2017, 2016 and 2015:

	For the years ended December 31,
	2017	2016	2015
Expense Recognized in the Statement of Comprehensive Income	ThCh$	ThCh$	ThCh$
Current service cost for defined benefits plan	2,091,205	1,899,660	2,282,226
Interest cost for defined benefits plan	2,678,300	2,517,406	2,299,944
Expenses recognized in the Statement of Income	4,769,505	4,417,066	4,582,170
Gains (losses) from remeasurement of defined benefit plans	(1,716,875)	6,618,514	5,645,532
Total expense recognized in the Statement of Comprehensive Income	3,052,630	11,035,580	10,227,702

c)	The balance and changes in post-employment defined benefit obligations as of and for the years ended December 31, 2017, 2016 and 2015, are as follows:

Actuarial Value of Post-employment Obligations	ThCh$
Balance at January 1, 2015	53,937,842
Current service cost	2,282,226
Net Interest cost	2,299,944
Actuarial (gains) losses from changes in financial assumptions	2,549,816
Actuarial (gains) losses from changes in experience adjustments	3,095,716
Foreign currency translation	(697)
Benefits paid	(9,008,811)
Other	(132,580)
Balance at December 31, 2015	55,023,456
Current service cost	1,899,660
Net Interest cost	2,517,406
Actuarial (gains) losses from changes in financial assumptions	1,073,475
Actuarial (gains) losses from changes in experience adjustments	5,545,039
Benefits paid	(7,771,781)
Transfers of employees	1,337,621
Other	309,251
Balance at December 31, 2016	59,934,127
Current service cost	2,091,205
Net Interest cost	2,678,300
Actuarial (gains) losses from changes in financial assumptions	(1,414,201)
Actuarial (gains) losses from changes in experience adjustments	(302,674)
Benefits paid	(5,917,552)
Transfers of employees	12,719
Balance at December 31, 2017	57,081,924

23.3 Other disclosures:

•	Actuarial assumptions:

As of December 31, 2017, 2016 and 2015, the following assumptions were used in the actuarial calculation of defined benefits:

	12-31-2017	12-31-2016	12-31-2015
Discount rates used	5.00%	4.70%	5.00%
Expected rate of salary increases	4.00%	4.00%	4.00%
Turnover rate	4.57%	4.72%	4.89%
Mortality tables	CB-H-2014 / RV-M-2014	CB-H-2014 / RV-M-2014	RV-2009

•	Sensitivity

As of December 31, 2017 and 2016, the sensitivity value of the actuarial liability for post-employment benefits to variations of 100 basis points in the discount rate assumes a decrease of ThCh$4,269,704 and ThCh$4,665,915, respectively, if the rate rises, and an increase of ThCh$4,773,942 and ThCh$5,241,395, respectively, if the rate falls.

•	Future disbursements

The estimates available indicate that ThCh$5,558,032 will be disbursed for defined benefit plans in the next year.

•	Term of commitments

The Group’s obligations have a weighted average length of 9.18 years, and the flow for benefits for the next five years and more is expected to be as follows:

Years	ThCh$
1	5,558,032
2	4,970,959
3	4,203,682
4	5,105,974
5	4,917,461
Over 5	22,844,851